Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Noninterest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	$ 5	$ (70)	$ (141)
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	5	(70)	(141)
Mortgage Banking Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	666	1,900	482
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	42	247	35
Commercial Products Revenue [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and (losses) on net derivative assets and liabilities included in net income	(1,600)	1,100	428
Net Change in net derivative asset and liability unrealized gains (losses) relating to assets still held at end of period	$ (1,000)	$ 1,500	$ 888